Loans to Third Parties - Schedule of Loans to Third Parties (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Direct loans to third parties	$ 16,354,331	$ 23,099,666
Entrusted loans to third parties	2,883,091
Total loans to third parties	$ 19,237,422	$ 23,099,666